SUBSEQUENT EVENTS (Details) - USD ($)					1 Months Ended
	Oct. 20, 2020	Feb. 05, 2020	Jan. 13, 2020	Jan. 07, 2020	Feb. 24, 2020	Jan. 30, 2020	Jan. 22, 2020	Apr. 04, 2020	Mar. 19, 2020	Mar. 16, 2020	Mar. 11, 2020	Feb. 20, 2020	Jan. 28, 2020
Forecast [Member] | GlobalConsultingAlliance [Member]
Subsequent Event (Textual)
Issued an investor								282,146
Subsequent Event [Member]
Subsequent Event (Textual)
Net proceeds	$ 25,025
Original issue discount	3,575
Senior secured convertible note	$ 28,600
Bearing interest	10.00%
Maturity date	Oct. 20, 2021
Conversion price	$ 0.035										$ 0.01444
Warrant exercisable	817,143
Exercise price per share	$ 0.05
Description of conversion terms	The note may be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the note may be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it may be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The note contains certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets.
Aggregate principal amount											$ 7,586
Common stock									2,000,000		560,000
Debt Conversions fees											$ 500
Directors fees									$ 88,000
Corporate brand consulting agreement, description						The Company entered into a Corporate Brand Consulting Agreement with Ludlow Business Services, Inc. whereby the consultant agreed to provide corporate consulting, development of strategies, corporate awareness, business plans and advising on interactions with investment professionals, for a consideration of $7,500 per month and 535,714 shares of common stock amounting to $30,000, at the average closing price of the common stock ten days prior to the execution of the agreement.
Subsequent Event [Member] | Stock Purchase Agreement [Member]
Subsequent Event (Textual)
Common stock										400,000		1,000,000
Warrants exercisable												1,000,000
Warrants exercisable per share												$ 0.05
Gross proceeds										$ 8,000		$ 25,000
Subsequent Event [Member] | Debt Exchange Agreement [Member]
Subsequent Event (Textual)
Aggregate principal amount				$ 20,000
Accrued interest				$ 33
Aggregate exchange share value				1,001,644
Issuance of common stock per share				$ 0.02
Exchange on realization of loss				$ 20,033
Subsequent Event [Member] | Debt Exchange Agreement 1 [Member]
Subsequent Event (Textual)
Aggregate principal amount				30,000
Accrued interest				$ 49
Aggregate exchange share value				1,502,466
Issuance of common stock per share				$ 0.02
Exchange on realization of loss				$ 30,049
Subsequent Event [Member] | Global Consulting Alliance [Member]
Subsequent Event (Textual)
Conversion price													$ 0.02449
Aggregate principal amount													$ 27,741
Common stock													1,132,764
Subsequent Event [Member] | Odyssey Funding, LLC [Member] | Convertible Promissory Note 1 [Member]
Subsequent Event (Textual)
Maturity date			Jan. 13, 2021
Description of conversion terms			The Company may prepay the note with prepayment penalties ranging from 125% to 145%.
Aggregate principal amount			$ 100,000
Coupon percentage			10.00%
Description of payment			The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.
Subsequent Event [Member] | Power Up Lending Group Ltd. [Member] | Convertible Promissory Note [Member]
Subsequent Event (Textual)
Maturity date							Jan. 22, 2021
Description of conversion terms							The Company may prepay the note with prepayment penalties ranging from 115% to 135%.
Aggregate principal amount							$ 43,000
Coupon percentage							12.00%
Description of payment							The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 61% of the lowest trading price during the previous fifteen trading days.
Subsequent Event [Member] | Adar Alef, LLC [Member] | Convertible Promissory Note [Member]
Subsequent Event (Textual)
Maturity date		Feb. 05, 2021
Description of conversion terms		The Company may prepay the note with prepayment penalties ranging from 120% to 145%.
Aggregate principal amount		$ 105,000
Coupon percentage		10.00%
Description of payment		The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.
Subsequent Event [Member] | LG Capital Funding LLC [Member] | Convertible Promissory Note [Member]
Subsequent Event (Textual)
Maturity date					Feb. 24, 2021
Description of conversion terms					The Company may prepay the note with prepayment penalties ranging from 120% to 145%.
Aggregate principal amount					$ 78,750
Coupon percentage					10.00%
Description of payment					The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.